Business Acquisitions (Narrative) (Details) $ in Millions	1 Months Ended				12 Months Ended
	Apr. 30, 2015 USD ($) transfer_station	Feb. 28, 2015 USD ($) facility	Oct. 31, 2014 USD ($)	Aug. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Business Acquisition [Line Items]
Contingent consideration and acquisition holdbacks					$ 78.0	$ 0.0
Discount rate for acquisition					9.75%
Cash used in acquisitions, net of cash acquired					$ 572.7	195.7	$ 68.7
Purchase price allocated to goodwill					11,145.5	$ 10,830.9	$ 10,724.1
Sonoma County Landfill [Member]
Business Acquisition [Line Items]
Number of transfer stations | transfer_station	5
Range of outcomes, low	$ 92.0
Range of outcomes, high	180.0
Contingent consideration and acquisition holdbacks	$ 70.1				$ 69.6
Discount rate for acquisition	4.00%
Tervita [Member]
Business Acquisition [Line Items]
Cash used in acquisitions, net of cash acquired		$ 479.6
Number of types of waste management and disposal facilities | facility		3
Purchase price allocated to property and equipment		$ 109.3
Landfill airspace		85.5
Purchase price allocated to intangible assets		7.2
Closure and post-closure liabilities		6.9
Environmental remediation liabilities		5.3
Amount of settlement		3.0
Working capital surplus		19.2
Purchase price allocated to goodwill		$ 268.0
Rainbow Disposal [Member]
Business Acquisition [Line Items]
Purchase price allocated to property and equipment			$ 53.5
Purchase price allocated to intangible assets			34.8
Purchase price allocated to goodwill			66.0
Total consideration			112.0
Restricted cash			16.8
Fair value, future minimum lease payments			25.2
Purchase price allocated to other liabilities			$ 18.9
San Angelo Landfill [Member]
Business Acquisition [Line Items]
Landfill airspace				$ 26.6
Closure and post-closure liabilities				3.2
Total consideration				10.3
Fair value, future guaranteed payments				6.8
Future service obligations				$ 11.0
Landfill equipment [Member] | Sonoma County Landfill [Member]
Business Acquisition [Line Items]
Remaining useful life	30 years